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VIA EDGAR AND HAND DELIVERY United States Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549-6010	London	Singapore
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File No. 053055-0001

Attention:	Jeffrey Riedler, Assistant Director Amy Reischauer John Krug Scott Wuenschell Donald Abbott

Re:	Relypsa, Inc. Draft Registration Statement on Form S-1 Confidentially submitted on August 2, 2013 CIK No. 0001416792

Ladies and Gentleman:

On behalf of Relypsa, Inc. (the “Company”), we are hereby confidentially submitting a second Draft Registration Statement on Form S-1 (“Submission No. 2”). The Company previously submitted a Draft Registration Statement on Form S-1 on a confidential basis pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) with the Securities and Exchange Commission (the “Commission”) on August 2, 2013 (the “Draft Submission”). Submission No. 2 has been revised to reflect the Company’s responses to the comment letter to the Draft Submission received on August 28, 2013 from the staff of the Commission (the “Staff”). For your convenience, we are providing by overnight delivery a courtesy package that includes ten copies of Submission No. 2, five of which have been marked to show changes from the Draft Submission, as well as a copy of this letter.

For ease of review, we have set forth below each of the numbered comments of your letter in bold type followed by the Company’s responses thereto.

General

1.	Please note that where we provide examples or references to portions of your filing to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our

September 10, 2013

comments are applicable to portions of the filings that we have not cited as examples, please make the appropriate changes elsewhere in the filing in accordance with our comments.

Response: The Company respectfully acknowledges the Staff’s comment.

2.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response: The Company respectfully acknowledges the Staff’s comment.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company respectfully acknowledges the Staff’s comment and will, under separate supplemental cover, provide copies of all written communications, if any, presented to potential investors in reliance on Section 5(d) of the Securities Act, as well as research reports published or distributed in reliance on Section 2(a)(3) of the Securities Act.

4.	The footnotes to your exhibit index indicate that you have submitted or will submit a confidential treatment request with respect to portions of certain of your exhibits. We will provide any comments in relation to any such confidential treatment request and the related disclosure in a separate comment letter.

Response: The Company respectfully acknowledges the Staff’s comment.

Inside Front Cover Page

5.	Please move the dealer prospectus delivery obligation legend to the outside back cover pursuant to Item 502(b) of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comment, but requests that the Staff allow it to retain the current position of the dealer prospectus delivery obligation on the inside front cover page below the table of contents due to the requirements of the electronic delivery format. To account for electronic delivery, all information found on the outside back cover page is currently also included on the outside front or inside front cover pages. The Company also respectfully notes that a significant number of issuers have followed this convention since the adoption of the plain English rules.

Risk Factors

“If product liability lawsuits are brought against us . . .” page 22

6.	Please revise this risk factor to identify the amount of insurance coverage you currently carry.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 24 of Submission No. 2.

September 10, 2013

“If we fail to attract and keep senior management and key scientific personnel . . .” page 24

7.	Please expand this risk factor to identify your key scientific personnel.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 25 of Submission No. 2.

Use of Proceeds, page 51

8.	Please expand the disclosure in the first bullet to indicate the approximate amount of offering proceeds for validation of commercial manufacturing process and inventory supply, respectively.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 52 of Submission No. 2.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Significant Estimates

Stock-Based Compensation, page 63

9.	You disclose on page 69 a grant date of November 11, 2012, however that date does not appear on page 66 disclosing each grant date for the preceding twelve months to the date of the most recent balance sheet. However, on page 66, you disclose a grant date in your table of November 21, 2012 with no discussion on page 69. Please revise your disclosure to include each grant date in the tabular information on page 66 and the corresponding valuation assumptions.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 70 of Submission No. 2.

10.	Please revise your disclosure to present the intrinsic value of outstanding vested and unvested options as of the most recent balance sheet date based on the estimated IPO price.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 65 of Submission No. 2. The Company further advises the Staff that it will, in a future filing of the registration statement containing the estimated IPO price, provide the actual intrinsic value of outstanding vested and unvested options.

11.	We may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price. Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

Response: The Company respectfully acknowledges the Staff’s comment and will, in a future filing of the registration statement containing the estimated IPO price, provide quantitative and qualitative disclosure explaining the difference between the estimated offering price and the fair value of each equity issuance.

September 10, 2013

12.	Continue to update your stock-based compensation disclosure for all equity related transactions through the effective date of the registration statement.

Response: The Company respectfully acknowledges the Staff’s comment and will continue to update its stock-based compensation disclosure for all equity related transactions through the effective date of the registration statement.

Contractual Obligations and Other Commitments, page 79

13.	Please revise footnote (1) to your table to clarify, if true, that the change in control payments described are excluded from the amounts in the table.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 80 of Submission No. 2.

Loan and Security Agreements, page 79

14.	Please expand your discussion to briefly describe the negative pledge of your intellectual property.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 80 of Submission No. 2.

Quantitative and Qualitative Disclosures about Market Risk, page 81

15.	You disclose that a hypothetical 10% change in foreign exchange rates during any of the preceding periods presented could have a material impact on your financial statements. Please revise your disclosure to provide quantitative information regarding this risk as required by Rule 305(a) of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 82 of Submission No. 2.

Business

Overview, page 84

16.	Please revise your discussion of patients with existing mild hyperkalemia to specify the “significant percentage” of physicians that indicated that they would likely intervene with treatment for mild hyperkalemia.

Response: The Company respectfully acknowledges the Staff’s comment and has revised pages 3 and 85 of Submission No. 2.

Attributes of Patiromer, page 85

17.	You state that your Phase 2b study showed statistically significant reductions in serum potassium levels. Please revise your disclosure to explain the significance of the p-values provided in the table.

Response: The Company respectfully acknowledges the Staff’s comment and has revised pages 87 and 88 of Submission No. 2.

September 10, 2013

18.	Please revise your disclosure to include an explanation of the terms “titration” and “cation” the first time they are used.

Response: The Company respectfully acknowledges the Staff’s comment and has revised pages 88 and 98 of Submission No. 2 to explain the terms “cation” and “titration,” respectively.

Key Properties of Patiromer, page 91

19.	Please revise your statement that you believe patiromer leads to “lower GI tract adverse events” to clarify whether you mean adverse events affecting the lower GI tract or fewer adverse events affecting the GI tract.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 93 of Submission No. 2.

Polymer Drug Discovery Technology and License Agreement with Ilypsa, page 104

20.	Please expand your discussion of your license agreement with Ilypsa to disclose;

•	the royalty rate or a range of royalties within ten percent, and

•	the aggregate amount of milestone payments or clarify, if true that the $12.5 million payment is the only milestone obligation under the agreement.

Response: The Company respectfully acknowledges the Staff’s comment and has revised pages 40 and 107 of Submission No. 2.

Intellectual Property, page 105

21.	You disclose the expiration date of your last-to-expire patent covering patiromer. Please expand your discussion of your patents to disclose;

•	the expiration dates for each material patent or group of patents covering patiromer and

•	the jurisdiction in which each such patent or group of patents has been issued.

Response: The Company respectfully acknowledges the Staff’s comment and has revised pages 107 and 108 of Submission No. 2.

Description of Capital Stock

Common Stock—Voting Rights, page 156

22.	Please expand your disclosure to describe the vote required by security holders to take action other than the election of directors.

Response: The Company respectfully acknowledges the Staff’s comment and has revised page 159 of Submission No. 2.

September 10, 2013

Shares Eligible for Future Sale—Lock-up agreements, page 163

23.	Please file a copy of the form of lock-up agreement as an exhibit to your registration statement.

Response: The Company respectfully acknowledges the Staff’s comment and confirms for the Staff that it will include the form of lock-up agreement as an exhibit to the Underwriting Agreement in a future filing of the registration statement to be filed as Exhibit 1.1 to the registration statement.

Unaudited Interim Condensed Financial Statements, page F-38

24.	Please provide interim financial statements for the quarterly period ended June 30, 2013 as well as updated related disclosures. Please refer to Rule 3-12 of Regulation S-X.

Response: The Company respectfully acknowledges the Staff’s comment and has included in Submission No. 2 the interim financial statements for the quarterly period ended June 30, 2013 and updated related disclosures.

* * *

We hope the foregoing answers are responsive to your comments. Please do not hesitate to contact me by telephone at (650) 463-3043 or by fax at (650) 463-2600 with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Mark V. Roeder

Mark V. Roeder

of LATHAM & WATKINS LLP

cc:	John A. Orwin, Relypsa, Inc.

Kristine M. Ball, Relypsa, Inc.

Ronald A. Krasnow, Relypsa, Inc.

Patrick O’Brien, Ropes & Gray LLP

Alan C. Mendelson, Latham & Watkins LLP

Brian J. Cuneo, Latham & Watkins LLP